Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [Abstract]
Disclosure of dividends [Table Text Block]
Declaration date	Dividend per share	Record date	Payment date	Dividends declared
	$			$
February 19, 2025 (i)	$0.046	March 31, 2025	April 15, 2025	8,475,000
May 7, 2025	$0.055	June 30, 2025	July 15, 2025	10,201,000
August 5, 2025	$0.055	September 30, 2025	October 15, 2025	10,492,000
November 5, 2025	$0.055	December 31, 2025	January 15, 2026	10,116,000
Year 2025	$0.211			39,284,000

February 20, 2024	C$0.060	March 28, 2024	April 15, 2024	8,271,000
May 8, 2024	C$0.065	June 28, 2024	July 15, 2024	8,843,000
August 6, 2024	C$0.065	September 30, 2024	October 15, 2024	8,878,000
November 6, 2024	C$0.065	December 31, 2024	January 15, 2025	8,673,000
Year 2024	C$0.255			34,665,000

Disclosure of objectives, policies and processes for managing capital [Table Text Block]
	December 31,	December 31,
	2025	2024
	$	$
Long-term debt	-	93,900
Total equity	1,432,041	1,188,953
Undrawn revolving credit facility (i)	650,000	288,336
	2,082,041	1,571,189